Other Expenses (Income)	12 Months Ended
Dec. 31, 2018
Other Expenses (Income) [Abstract]
Other Expenses (Income)

Note 16 - Other Expenses (Income)

During 2017 the Company recorded an amount of USD 1,029 thousand in its financial statements under Other Expenses, with regards to rights granted to Taoz as part of the Company’s settlement with Taoz, regarding the acquisition of TyrNovo, See also Note 5B. During 2018, the Company acquired Taoz’s holdings in TyrNovo. As part of the agreement with Taoz, it waived the rights described in Note 5B, and the Company recorded an amount of USD 894 thousand under Other Income, see also Note 5D.